Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	10,714,286	10,714,286	10,714,286
Common stock, shares issued	3,890,185	2,186,389	2,129,968
Common stock, shares outstanding	3,890,185	2,186,389	2,129,968
Previously Reported
Common stock, shares authorized		10,714,286
Common stock, shares issued		2,186,389
Common stock, shares outstanding		2,186,389
Class X Convertible Preferred Stock [Member]
Preferred stock, shares issued	1,643,961	2,285,952	2,285,952
Preferred stock, shares outstanding	1,643,961	2,285,952	2,285,952